Net Increase in Liability for Unrecognized Income Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Deferred Tax Liability Not Recognized [Line Items]
Beginning balance	$ 1,566,000	$ 1,159,000	$ 1,072,000	$ 5,000,000
Increase related to current year tax positions	802,000	195,000	95,000
Increase related to prior year tax positions	2,739,000	715,000
Reductions due to lapse in statutes of limitations	(545,000)	(618,000)	(8,000)
Settlements	(306,000)	(144,000)
Ending balance	4,403,000	1,566,000	1,159,000	5,000,000
TARGUSinfo
Deferred Tax Liability Not Recognized [Line Items]
Positions assumed in TARGUSinfo acquisition	$ 147,000	$ 259,000